Net Defined Benefits Liability Asset Changes in the carrying value of defined benefit liability asset (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance		₩ (6,272)
Changes in net defined benefit liability asset [Abstract]
Current service cost		146,750	₩ 153,660	₩ 132,710
Interest expense(income)		(3,972)	(712)	(588)
Remeasurements	[1]	6,264	45,098	(103,174)
Curtailment or liquidation		(124)	339	(9)
Ending balance		43,264	(6,272)
Present value of defined benefit obligation
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance		984,381	901,219	683,961
Changes in net defined benefit liability asset [Abstract]
Current service cost		146,750	153,660	132,710
Interest expense(income)		26,629	24,326	21,377
Remeasurements		(20,389)	(52,402)	97,730
Foreign currencies translation adjustments		(279)	80	(8)
Retirement benefit paid		(55,552)	(34,346)	(26,516)
Curtailment or liquidation		(10,928)	(9,536)	(8,231)
Others		558	1,380	196
Ending balance		1,071,170	984,381	901,219
Fair value of plan assets
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance		990,653	801,528	608,370
Changes in net defined benefit liability asset [Abstract]
Interest expense(income)		30,601	25,038	21,965
Remeasurements		(14,125)	(7,304)	(5,444)
Employer’s contributions		43,114	226,752	229,069
Retirement benefit paid		(51,877)	(33,341)	(22,860)
Curtailment or liquidation		(11,052)	(9,198)	(8,240)
Others		40,592	(12,822)	(21,332)
Ending balance		₩ 1,027,906	₩ 990,653	₩ 801,528

[1]	This is an amount before considering the tax effects.